GAM AVALON GALAHAD, LLC
                     (FORMERLY GAM AVALON MULTI-EUROPE, LLC)

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2003

                                TABLE OF CONTENTS
                                                                            PAGE

Management's Discussion and Analysis                                           1
Report of Independent Accountants                                              3
Schedule of Investments                                                        4
Statement of Financial Condition                                               5
Statement of Operations                                                        6
Statements of Changes in Members' Capital                                      7
Statement of Cash Flows                                                        8
Notes to Financial Statements                                               9-12
Directors and Executive Officers Information                                  13

GAM AVALON GALAHAD, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998 HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. HE JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. DAVID RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in primarily European financial markets or with Portfolio Managers based in Europe.


REPORT TO MEMBERS

The Facts
                                             GAM Avalon              MSCI Europe
                                            Galahad, LLC                 Index
                                            ------------------------------------

31st March, 2003                              USD$93.11             USD$2,639.30
                                                      %                        %
Quarter to March, 2003                           -0.79%                   -9.15%
April, 2002 to March, 2003                       -4.46%                  -25.54%
Since inception*                                 -6.89%                  -34.12%

*Inception date 1st May 2001

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [OBJECT OMITTED]

            GAM Avalon Galahad, LLC           MSCI Europe Index
2003                -4.46%                        -25.54%
2002*               -2.54%                        -11.52%

* For period from inception to 31st March, 2002

REVIEW AND OUTLOOK
For the 12 month period ended March 31, 2003, GAM Avalon Galahad, LLC declined by 4.46% versus the MSCI Europe index's decline of 25.54%.

As we head into a fourth year of falling markets, unfortunately, this year's commentary sounds very similar to last year's. This was another year of volatile down trending markets. The sheer magnitude and violence of the market moves over the year have made it very difficult for our equity hedge managers. In fact, many of our long/short managers viewed the markets of 2002 as amongst the most difficult in recent history in which to protect capital, let alone make sustained positive returns. Many believe that 2003/4 has the potential to be equally, or more, difficult.

Although markets have been turbulent, managers have been able to identify and benefit from strategic, stock specific opportunities, such as Safeway, Autostrade and Ahold. To protect positive returns from high market volatility and sector swings, many managers have taken a more tactical view of the market. They have maintained gross exposures at the lower end of historic ranges and reduced net exposures. The fear of being exposed to the continued capitulation process seems to be greater than the perceived benefits of buying stocks that are beginning to look cheap based on fundamentals. This reluctance is likely to continue until there is more clarity about the strength of the global economy. On the other side, we have exposure to managers that have taken the low prices as an opportunity to increase positions that they believe in.


MARKET OVERVIEW
As managers navigated through the last three years of markets characterized by increased geopolitical tensions, historic volatility and minimal market liquidity, the successful ones have acquired skills and knowledge that are vital for future success in what could be a very long bear market. Some claim that this could be the year of the great shakeout amongst managers, where only the best survive.

Viewed from a secular perspective, the evidence suggests that a bear market will continue for the foreseeable future. The S&P 500 Index is currently trading around the 900 level, with 2003 and 2004 P/E ratios of 17x and 16x respectively. Consensus estimates predict corporate earnings growth for the calendar year 2003 of 7.5%.

These valuations are certainly not cheap. A number of our underlying managers also point out that consensus earnings and growth estimates are illusory, given that onsite visits have revealed business prospects are again deteriorating across the board. In Europe, industrial production appears to have weakened at the end of 2002 with a simultaneous deterioration in the labor market, pushing consumer confidence and retail sales lower. Real GDP for fourth quarter annualizes at a paltry 0.7%. The reforms required in Germany and France have not materialized, and the European Central Bank continues to fail to recognize the need for stimulation through more significant interest rate cuts. These economic reforms will eventually materialize but they, like the structural reforms, will be too late to save Europe from further short-term economic pain.


OUTLOOK AND STRATEGY
Now that the war in Iraq has moved out of the spotlight, investors will be looking to macro figures and first quarter earnings reports to provide much needed direction for the markets. To date, earnings reports, although not good, have not been as disappointing as many expected and it appears any bad news is being attributed to the effect of the war. Earnings reports that continue to surprise on the up side may be all that is needed to support a momentum driven cyclical rally in a secular bear market, even if the fundamental evidence does not support such a rally. It may take until the third quarter of 2003 before the extent of the poor economic growth is truly reflected.

The Fund has exposure to a diverse selection of uncorrelated managers that should enable it to perform in all market conditions. We will continue doing what we do best, identifying and investing in talent.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Members of GAM Avalon Galahad, LLC

In our opinion, the accompanying statement of financial condition, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of GAM Avalon Galahad, LLC (formerly GAM Avalon Multi-Europe, LLC) (the "Fund") at March 31, 2003, the results of its operations and cash flows for the year then ended and the changes in its members' capital and the financial highlights for the year then ended and the period May 1, 2001 (commencement of operations) through March 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights hereafter referred to as "financial statements" are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
May 22, 2003

GAM Avalon Galahad, LLC
Schedule of Investments
March 31, 2003
--------------------------------------------------------------------------------

                                                                       % OF
Fund Name                              COST         FAIR VALUE      NET ASSETS
------------------------          --------------  --------------  --------------
Crescendo European Fund Ltd.       $  3,925,000    $  4,089,535          29.51%
Thames River Kingsway Fund            3,540,000       3,718,115          26.83%
Incremental Fund LP                   2,075,000       2,050,130          14.79%
Maga Fund Ltd.                        1,830,000       1,812,198          13.07%
Sierra Europe LP (1)                  1,965,000       1,757,155          12.68%
                                  --------------  --------------  --------------
TOTAL                              $ 13,335,000    $ 13,427,133          96.88%
                                  ==============  ==============  ==============

(1) The Fund's proportional share of investments owned by investment fund which constituted 5% or more of the net assets included the following:

                                                      Value
     US T-bill, 6/12/2003                           $788,714

No other individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Galahad, LLC.

The aggregate cost of investments for tax purposes was $13,225,116. Net unrealized appreciation on investments for tax purposes was $202,017 consisting of $378,493 of gross unrealized appreciation and $176,476 of gross unrealized depreciation.

GAM Avalon Galahad, LLC
Statement of Financial Condition
March 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $13,335,000)        $ 13,427,133
Cash and cash equivalents                                                     595,330
                                                                        --------------

    TOTAL ASSETS                                                           14,022,463
                                                                        --------------

LIABILITIES
Tender payable                                                                 64,469
Management fee                                                                 29,551
Other accrued expenses                                                         68,955
                                                                        --------------

    TOTAL LIABILITIES                                                         162,975
                                                                        --------------

        NET ASSETS                                                       $ 13,859,488
                                                                        ==============
MEMBERS' CAPITAL
Represented by:
Net capital                                                              $ 13,767,355
Net unrealized appreciation on investments in investment funds                 92,133
                                                                        --------------

    MEMBERS' CAPITAL                                                     $ 13,859,488
                                                                        ==============


    Net asset value per outstanding unit of limited liability company
      interest ($13,859,488 / 148,858 units outstanding)                 $      93.11
                                                                        ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statement of Operations
Year ended March 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                            $   2,210
                                                                     -----------
EXPENSES
  Management fee (Note 3)                                               288,366
  Administrative and accounting fees                                     76,239
  Professional fees                                                      46,728
  Investor servicing fees                                                23,969
  Custody fees and expenses                                              13,237
  Directors' fees                                                        11,750
  Other                                                                  22,445
                                                                     -----------

    Gross expenses                                                      482,734
    Fees waived (Note 3)                                                (90,531)
                                                                     -----------

    NET EXPENSES                                                        392,203
                                                                     -----------

    NET INVESTMENT LOSS                                                (389,993)
                                                                     -----------

    UNREALIZED DEPRECIATION ON INVESTMENTS IN
      INVESTMENT FUNDS                                                 (266,161)
                                                                     -----------

    NET DECREASE IN MEMBERS' CAPITAL DERIVED
      FROM INVESTMENT ACTIVITIES                                      $(656,154)
                                                                     ===========

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statements of Changes in Members' Capital
---------------------------------------------------------------------------------------------------------------

                                                                                     2003 (a)         2002 (b)
                                                                               --------------    --------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                                           $   (389,993)     $   (375,249)
  Net change in unrealized appreciation (depreciation) on investments
    in investment funds                                                             (266,161)          358,294
                                                                               --------------    --------------
      NET DECREASE IN MEMBERS' CAPITAL DERIVED
        FROM INVESTMENT ACTIVITIES                                                  (656,154)          (16,955)
                                                                               --------------    --------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from sale of 24,130 and 144,342 units of limited
    liability company interest to Members, respectively                            2,300,220        14,083,499
  Proceeds from sale of 0 and 250 units of limited
    liability company interest to the Advisor, respectively                               --            25,000
  Cost of 18,951 and 913 units repurchased from Members, respectively             (1,787,933)          (88,189)
                                                                               --------------    --------------
      NET INCREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                                    512,287        14,020,310
                                                                               --------------    --------------

      MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                     14,003,355                --
                                                                               --------------    --------------

      MEMBERS' CAPITAL AT END OF PERIOD                                         $ 13,859,488      $ 14,003,355
                                                                               ==============    ==============


(a) Year Ended March 31, 2003
(b) Period from May 1, 2001 (commencement of operations) to March 31, 2002

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statement of Cash Flows
Year ended March 31, 2003
---------------------------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
  Net decrease in members' capital derived from investment activities                  $  (656,154)
  Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
    Redemption of investment funds                                                       1,800,000
    Purchases of investment funds                                                       (1,650,000)
    Net unrealized depreciation on investments in investment funds                         266,161
    Decrease in expenses payable                                                          (101,101)
    Decrease in management fee payable                                                     (15,276)
                                                                                      -------------

      NET CASH USED IN OPERATING ACTIVITIES                                               (356,370)
                                                                                      -------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                2,273,680
    Capital redemptions                                                                 (1,732,618)
                                                                                      -------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                            541,062
                                                                                      -------------

      NET INCREASE IN CASH                                                                 184,692

        Cash at beginning of year                                                          410,638
                                                                                      -------------

        Cash at end of year                                                            $   595,330
                                                                                      =============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Notes to Financial Statements
--------------------------------------------------------------------------------

1.       ORGANIZATION

         GAM Avalon Galahad, LLC, formerly GAM Avalon Multi-Europe, LLC, (the "Fund"), was organized as a limited partnership under the laws of
         Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in primarily European financial markets. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives. The Fund will not emphasize any particular countries or markets in Europe, and will allocate its assets both to Portfolio Managers based in Europe that invest in securities and financial markets both within and outside of Europe, and to portfolio managers based outside Europe that invest primarily in European markets.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $13,427,133 (96.88% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on March 31, 2003. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Galahad, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  investment  fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2003, $595,330 in cash and cash equivalents was held at PFPC Trust Co.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

         The Advisor has agreed to reimburse the Fund for any expenses in excess of 2.75% of average net assets. As of March 31, 2003 the Advisor reimbursed the Fund $90,531.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

GAM Avalon Galahad, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     4.  MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. The units redeemed during the periods ended March 31, 2003 and 2002 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.  INVESTMENT TRANSACTIONS

         Purchases and sales of investment funds for the year ended March 31, 2003 aggregated $1,650,000 and $1,800,000, respectively.

     7.  INDEMNIFICATIONS

         In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     8.  SUBSEQUENT EVENT

         For the fiscal year end March 31, 2004, the Advisor has agreed to reimburse the Fund for any expenses in excess of 2.75% of average net assets.

GAM Avalon Galahad, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     9.  FINANCIAL HIGHLIGHTS

         Per unit operating performance (f)             2003 (a)    2002 (b)
                                                       ---------   ---------
         (For a unit of members' capital
         outstanding throughout the period):
         Net asset value, beginning of period           $ 97.46     $100.00
                                                       ---------   ---------
         INCOME FROM INVESTMENT OPERATIONS:
         Net investment loss                              (2.59)      (5.27)
         Net unrealized gain (loss)
           on investment transactions                     (1.76)       2.73
                                                       ---------   ---------

         Total from investment operations                 (4.35)      (2.54)
                                                       ---------   ---------

         Net asset value, end of period                 $ 93.11     $ 97.46
                                                       =========   =========

         TOTAL RETURN (c)                                (4.46%)     (2.54%)


         SUPPLEMENTAL DATA:
         Net assets, end of period (000)               $ 13,859    $ 14,003
         RATIO TO AVERAGE NET ASSETS:
           Expenses, before waivers (e)                   3.36%       7.07% (d)
           Expenses, net of waivers (e)                   2.73%       6.31% (d)
         Net investment loss                             (2.72%)     (6.24%)(d)
         Portfolio turnover rate                         11.58%       0.00%

         --------------

     (a) Year ended March 31, 2003
     (b) Period from May 1, 2001 (commencement of operations) to March 31, 2002
     (c) Not annualized for periods less than a year
     (d) Annualized for periods less than one year
     (e) Expense ratios of investment funds are not included in the expense ratio
     (f) Based on average weighted units outstanding

GAM Avalon Galahad, LLC
135 East 57th Street
New York, NY 1022

DIRECTORS AND EXECUTIVE OFFICERS INFORMATION (UNAUDITED)

NAME, ADDRESS AND AGE             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------             ----------------------------------------------
George W. Landau (83)*            Senior Advisor,  Latin America,  The Coca Cola
Director                          Company,   Atlanta,   GA,   1998  to  present.
2601 South Bayshore Drive         Director,  GAM Funds,  Inc.,  1994 to present.
Suite 1109                        President, Council of Advisors, Latin America,
Coconut Grove, FL 33133           Guardian Industries, Auburn Hills, MI, 1993 to
                                  present. Director,  Emigrant Savings Bank, New
                                  York,  NY,  1987 to present.  Director,  seven
                                  Credit Suisse Asset  Management  (CSAM) funds,
                                  formerly  known as BEA  Associates,  New York,
                                  NY,  1989  to  present.  Director,   Fundacion
                                  Chile,  Santiago,   Chile,  1992  to  present.
                                  Former   President  of  the  Council  for  the
                                  Americas  and  Americas  Society,   1985-1993.
                                  Former  Ambassador  to  Venezuela,  Chile  and
                                  Paraguay.  He  is a  director  of  twelve  GAM
                                  Funds.

Robert J. McGuire (66)*           Attorney/Consultant,   Morvillo,   Abramowitz,
Director                          Grand,  Iason  &  Silberberg,  P.C.,  1998  to
1085 Park Avenue                  present.  Director,  GAM Funds,  Inc., 1998 to
New York, NY 10128                present. Director, Emigrant Savings Bank, 1999
                                  to present.  Director, one Credit Suisse Asset
                                  Management (CSAM) fund,  formerly known as BEA
                                  Associates,  New York,  NY,  1998 to  present.
                                  President/Chief   Operating   Officer,   Kroll
                                  Associates, 1989-1997. He is a director of twelve GAM Funds.

Roland Weiser (72)*               Chairman, Intervista business consulting, 1984
Director                          to 1990.  Director,  GAM Funds,  Inc., 1988 to
86 Beekman Road                   present.  Director,  GAM  Diversity  Fund  and
Summit, NJ 07901                  Unimed   Pharmaceuticals,   Inc.,   1989-1999.
                                  Former Senior Vice President  (International),
                                  Schering Plough Corporation. He is a director of thirteen GAM Funds.

Dr. Burkhard Poschadel (57)       Group  Chief  Executive  Officer,  GAM  London
Chairman and Director             Limited,  March 2000 to present. Dr. Poschadel
12 St. James's Place              received  a  Ph.D.   in  Economics   from  the
London SW1A 1NX                   University   of   Hamburg/Freiburg.   He   was
England                           appointed Chief  Executive  Officer of the GAM
                                  Group in March 2000,  and has been a long time
                                  employee  of UBS AG. Dr.  Poschadel  served as
                                  the Head of  Human  Resources  of UBS  Private
                                  Banking  from  1998-2000  and  served  as  the
                                  Global   Head  of   Research   and   Portfolio
                                  Management from 1994-1997. He is a director of twelve GAM Funds

Kevin J. Blanchfield (48)         Managing  Director - Chief Operating  Officer,
Vice President and Treasurer      and  Chief  Financial  Officer,  GAM USA Inc.,
GAM USA Inc.                      Vice President and Treasurer, GAM Investments,
135 East 57th Street              Inc. and GAM Services  Inc.,  1993 to present.
New York, NY 10022                Senior    Vice    President,    Finance    and
                                  Administration,    Lazard    Freres   &   Co.,
                                  1991-1993.

Joseph J. Allessie (37)           General Counsel and Corporate  Secretary,  GAM
Secretary                         USA  Inc.,  GAM  Investments   Inc.,  and  GAM
GAM USA Inc.                      Services  Inc.,  1999 to  present.  Regulatory
135 East 57th Street              Officer to State of New Jersey,  Department of
New York, NY 10022                Law and Public  Safety,  Bureau of Securities,
                                  1993-1999.

* Independent Directors

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